Schedule of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 582	$ 3,048	$ 3,944	$ 192
Canadian Malartic [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	195	709	1,132
Cozamin [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		438
Borden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	63	520	954
Jerritt Canyon [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148	201	808	94
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 176	$ 1,180	$ 1,050	$ 98